File No. 2311-2
March 22, 2006
Via FedEx and Edgar
Mr. John Reynolds, Assistant Director
United States Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549-0406
Re: General Finance Corporation — Amendment No. 4 to
Registration Statement on Form S-1 Filed March 8, 2006; File No. 333-129830
Dear Mr. Reynolds:
     On behalf of General Finance Corporation, a Delaware corporation (the “Company”), we hereby transmit Amendment No. 4 to the above-referenced Registration Statement, as filed with the Securities and Exchange Commission on the date hereof, marked to show composite changes from Amendment No. 3 to the Registration Statement filed with the SEC on March 8, 2006.
     The changes reflected in Amendment No. 4 include those made by the Company in response to the comments of the Staff of the Division of Corporation Finance of the SEC set forth in your letter dated March 21, 2006, to Mr. Ronald Valenta, Chief Executive Officer of the Company, with respect to the Registration Statement. Amendment No. 4 also includes several other changes that are intended to update, clarify and render more complete the information contained therein.
     Capitalized terms used herein and not otherwise defined shall have the respective meanings ascribed to them in Amendment No. 4. All references to page numbers and captions correspond to the page numbers and captions in Amendment No. 4, which includes the prospectus as revised.
General
1.	Please explain the purpose of the 3 for 4 reverse split of your common stock in March 2006.

Company Response

The reverse stock split was effected because of the change in the structure in the offering and the desire that the existing stockholders own 20% of the outstanding common stock

Mr. John Reynolds
March 22, 2006

following the offering (assuming no exercise of the over-allotment option). In particular, 2,500,000 shares were outstanding prior to the offering and 10,000,000 units/shares were to be offered. Now, 1,875,000 shares are outstanding and 7,500,000 units/shares are being offered. We have added a disclosure to this effect to the Registration Statement (see the last bullet point on page 1 of the Prospectus Summary).

2.	Please revise the registration fee table in light of the changes to the offering.

Company Response

We have added back the registration fee table.
Prospectus Summary, page 1
3.	In light of the fact that you will not be limited to a particular industry, please revise your Item 101 of Regulation S-K disclosure to discuss your intended search process in more detail since you are able to acquire companies outside of management’s expertise. Revise to clarify if there is a time frame or monetary amount used that will trigger your search of companies not in the initial industry focus.

Company Response

We have revised the discussion on first paragraph under “Prospectus Summary” and under “Proposed Business—Introduction” in response to this comment.

4.	We note that the procedures set forth in your certificate of incorporation may be amended by the vote or written consent of 100% of the common stock outstanding. Please revise the prospectus to clearly indicate this provision and explain the impact or potential impact on investors in this offering. Also, please explain the statement on page 6 that “we view the foregoing procedures, which are set forth in our certificate of incorporation, as obligations to our stockholders and neither we nor our board of directors will propose, or seek stockholder approval of any amendment of these procedures” in light of this provision and risk factor seven, which indicates that you can amend the provisions of the certificate of incorporation. We may have further comment.

Company Response

The risk factor at the top of page 12 already discusses the unanimous shareholder approval requirement. We have revised the discussion on pages 6, 7 and 32 to state more clearly that we do not intend to change the voting requirement referred to in the second sentence of the above comment, and we note that other registrants such as Acquicor Technology have included similar statements in their prospectuses. Because the validity of a unanimous consent provision is untested under Delaware law, we believe that an investor may consider this a material risk.

Mr. John Reynolds
March 22, 2006

Risk Factors, page 8
5.	Revise risk factor 19 to discuss the risk to the company and/or investors.

Company Response

Risk factor 19 (now risk factor 18) has been so revised.

6.	We partially reissue prior comment five from our letter dated January 30, 2006. Please explain those circumstances that may result in the company considering an affiliated business. For instance, will they be considered in the initial search or only after other searches have not found a potential target business?

Company Response

The Company will not consider a business combination with an affiliate. We have revised the disclosures to indicate this. See “Selection of a target business and structuring of a business combination” on page 30.
Part II
Recent Sales of Unregistered Securities
7.	Please discuss the private placement of warrants here pursuant to Item 701 of Regulation S-K.

Company Response

We have added this discussion to Item 15.
Exhibits
8.	Please file a validly executed Exhibit 10.8 Private Placement Warrant Purchase Agreement.

Company Response

The Private Placement Warrant Purchase Agreement has been executed and a conformed copy has been filed as Exhibit 10.8.
* * *
     All questions and comments regarding the foregoing should be addressed to Alan B. Spatz at (310) 789-1231.

Very truly yours, Alan B. Spatz

cc:	Ronald F. Valenta John O. Johnson Joel L. Rubinstein, Esq. Michael Powell